Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals
Schedule of other payables and accruals

	December 31,
	2025	2024

	(in US$’000)
Accrued research and development expenses	116,359	153,978
Accrued salaries and benefits	29,074	29,751
Accrued administrative and other general expenses	16,664	14,046
Accrued capital expenditures	11,590	15,858
Accrued selling and marketing expenses	10,976	14,705
Provision for other taxes and surcharges	5,510	—
Amounts due to related parties (Note 25(ii))	1,918	2,016
Deferred government grants	1,764	6,004
Deposits	1,678	1,627
Advances for inventory purchases	250	5,663
Others	13,109	12,476
	208,892	256,124